Intangible Assets and Goodwill - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of intangible assets and goodwill [line items]
Goodwill impairment	$ 146,295
Brightleaf CGU [member]
Disclosure of intangible assets and goodwill [line items]
Goodwill impairment	112,530	$ 0
Pure Ratios CGU [member]
Disclosure of intangible assets and goodwill [line items]
Goodwill impairment	18,876	0
Real Estate CGU [member]
Disclosure of intangible assets and goodwill [line items]
Goodwill impairment	0
Om Of Medicine CGU [member]
Disclosure of intangible assets and goodwill [line items]
Goodwill impairment	2,651	0
Healthy Pharms Inc Retail CGU [member]
Disclosure of intangible assets and goodwill [line items]
Goodwill impairment	11,146	0
Greens Goddess CGU [member]
Disclosure of intangible assets and goodwill [line items]
Goodwill impairment	1,092	$ 0
Greens Goddess CGU [member] | Disposal Of CGUs [member]
Disclosure of intangible assets and goodwill [line items]
Proceeds from sale of cash generating units	$ 6,000